Loans - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered by FDIC loss share agreements	$ 187,649		$ 187,649		$ 234,036	$ 347,408
Loan held for sale	9,006		9,006		10,381	8,271
Loans and written loan commitments at fair value under the fair value option	1,060,598		1,060,598		985,411	841,862
Unamortized discount on acquired loans	6,500		6,500		6,268	5,190
Loans in process	(700)		(700)		600	11,050
Loans guaranteed by U.S. Government Agencies	5,896,405		5,896,405		5,692,071	5,424,748
Principal balances of residential real estate loans sold	69,600	$ 33,700	133,900	$ 87,800	214,250	450,010
Interest income recognized on impaired loans	1,800	2,100	4,800	3,300	5,870	7,870
Valuation adjustments made to repossessed properties	2,200	$ 500	4,300	$ 1,000	9,690	4,030
Specific reserves included in the allowance for loan losses for TDRs	2,700		2,700		3,180	6,430
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and written loan commitments at fair value under the fair value option	1,060,598		1,060,598		985,411	841,860
Loans Guaranteed by US Government Authorities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans guaranteed by U.S. Government Agencies	$ 112,300		$ 112,300		$ 106,500	$ 104,040